Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
Class A, RYMEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Commodities Strategy Fund (Class A)‡
Average Annual Return, Percent	(4.39%)	(6.17%)	14.72%	(0.50%)
Class C, RYMJX
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Commodities Strategy Fund (Class C)
Average Annual Return, Percent	(0.99%)	(3.18%)	14.98%	(0.76%)
Class H, RYMBX
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Commodities Strategy Fund (Class H)
Average Annual Return, Percent	0.39%	(1.51%)	15.83%	(0.02%)
Class A, RYMTX
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Managed Futures Strategy Fund (Class A)‡
Average Annual Return, Percent	(7.60%)	(11.62%)	2.74%	0.26%
Class C, RYMZX
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Managed Futures Strategy Fund (Class C)
Average Annual Return, Percent	(4.30%)	(8.79%)	2.99%	0.01%
Class P, RYMFX
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Managed Futures Strategy Fund (Class P)
Average Annual Return, Percent	(3.01%)	(7.23%)	3.73%	0.77%
Institutional Class, RYIFX
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Managed Futures Strategy Fund (Institutional Class)
Average Annual Return, Percent	(2.83%)	(7.00%)	4.02%	1.02%
Class A, RYMQX
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Guggenheim Multi-Hedge Strategies Fund (Class A)‡
Average Annual Return, Percent	(6.94%)	(11.44%)	(0.05%)	0.82%
Class C, RYMRX
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Guggenheim Multi-Hedge Strategies Fund (Class C)
Average Annual Return, Percent	(3.62%)	(8.65%)	0.18%	0.58%
Class P, RYMSX
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Guggenheim Multi-Hedge Strategies Fund (Class P)
Average Annual Return, Percent	(2.29%)	(7.00%)	0.93%	1.34%
Institutional Class, RYIMX
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Guggenheim Multi-Hedge Strategies Fund (Institutional Class)
Average Annual Return, Percent	(2.17%)	(6.80%)	1.18%	1.57%
Without Sales Load [Member] | Class A, RYMEX
Average Annual Return [Line Items]
Average Annual Return, Percent	0.38%	(1.48%)	15.84%	(0.01%)
Without Sales Load [Member] | Class C, RYMJX
Average Annual Return [Line Items]
Average Annual Return, Percent	0.01%	(2.21%)	14.98%	(0.76%)
Without Sales Load [Member] | Class A, RYMTX
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.99%)	(7.22%)	3.74%	0.75%
Without Sales Load [Member] | Class C, RYMZX
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.33%)	(7.91%)	2.99%	0.01%
Without Sales Load [Member] | Class A, RYMQX
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.30%)	(7.03%)	0.93%	1.32%
Without Sales Load [Member] | Class C, RYMRX
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.65%)	(7.74%)	0.18%	0.58%
S&P 500 Index, RYMEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index, RYMJX
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index, RYMBX
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index, RYMTX
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index, RYMZX
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index, RYMFX
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index, RYIFX
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index, RYMQX
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index, RYMRX
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index, RYMSX
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index, RYIMX
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P Goldman Sachs Commodity Index, RYMEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Goldman Sachs Commodity Index
Average Annual Return, Percent	1.94%	0.25%	17.69%	1.45%
S&P Goldman Sachs Commodity Index, RYMJX
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Goldman Sachs Commodity Index
Average Annual Return, Percent	1.94%	0.25%	17.69%	1.45%
S&P Goldman Sachs Commodity Index, RYMBX
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Goldman Sachs Commodity Index
Average Annual Return, Percent	1.94%	0.25%	17.69%	1.45%
ICE BofA 3-Month U.S. Treasury Bill Index, RYMTX
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	2.09%	4.71%	2.78%	1.98%
ICE BofA 3-Month U.S. Treasury Bill Index, RYMZX
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	2.09%	4.71%	2.78%	1.98%
ICE BofA 3-Month U.S. Treasury Bill Index, RYMFX
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	2.09%	4.71%	2.78%	1.98%
ICE BofA 3-Month U.S. Treasury Bill Index, RYIFX
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	2.09%	4.71%	2.78%	1.98%
HFRX Global Hedge Fund Index, RYMQX
Average Annual Return [Line Items]
Line Graph and Table Measure Name				HFRX Global Hedge Fund Index
Average Annual Return, Percent	2.38%	4.74%	3.52%	2.11%
HFRX Global Hedge Fund Index, RYMRX
Average Annual Return [Line Items]
Line Graph and Table Measure Name				HFRX Global Hedge Fund Index
Average Annual Return, Percent	2.38%	4.74%	3.52%	2.11%
HFRX Global Hedge Fund Index, RYMSX
Average Annual Return [Line Items]
Line Graph and Table Measure Name				HFRX Global Hedge Fund Index
Average Annual Return, Percent	2.38%	4.74%	3.52%	2.11%
HFRX Global Hedge Fund Index, RYIMX
Average Annual Return [Line Items]
Line Graph and Table Measure Name				HFRX Global Hedge Fund Index
Average Annual Return, Percent	2.38%	4.74%	3.52%	2.11%